Acquisitions and Disposition (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Acquisitions and Disposition (Textual)
Total consideration for disposition
Net liabilities	163,116
Recognized gain from disposal	$ 163,116
Total consideration for acquisitions			$ 1,659
RMB [Member]
Acquisitions and Disposition (Textual)
Total consideration for disposition | ¥		¥ 1
Total consideration for acquisitions | ¥				¥ 11,428